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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number       811-21701
                                   __________________________________________


                                Destination Funds
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                              Three Ygnacio Center
                        2001 North Main Street, Suite 270
                         Walnut Creek, California 94596

                    (Address of Principal Executive Offices)
_____________________________________________________________________________
                    (Address of principal executive offices)

                                 Wade R. Bridge
                           Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
 _____________________________________________________________________________
                     (Name and address of agent for service)



Registrant's Telephone Number, including Area Code: (925) 935-2900
                                                    _______________
Date of fiscal year end:    June 30
                          ____________________

Date of reporting period:  July 1, 2004 - June 30, 2005
                          ______________________________


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are to respond to the  collection  of information
                   contained   in   this  form  are   not  required  to  respond
                   unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

          (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f) Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

          (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Destination Funds
             -------------------------------------------------------------------

By (Signature and Title)*      /s/ Michael A. Yoshikami
                          ------------------------------------------------------
                               Michael A. Yoshikami, President

Date  August 29, 2005
     ------------------

* Print the name and title of each signing officer under his or her signature.


EXHIBIT A


                                                   DESTINATION FUNDS

                                             DESTINATION SELECT EQUITY FUND
                                          -------------------------------------

                                                   PROXY VOTING RECORD
                                              July 1, 2004 - June 30, 2005



    (A)              (B)      (C)         (D)                (E)                          (F)         (G)      (H)         (I)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           FOR/
                                       MEETING                                           ISSUER                VOTE       AGAINST
ISSUER             TICKER    CUSIP      DATE        DESCRIPTION OF VOTE                  or SH       VOTED?    CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                 The DESTINATION SELECT EQUITY FUND is a new fund and did not go effective until June 1, 2005.
                 During the period June 1, 2005 through June 30, 2005, the Fund did not receive or vote any proxies.




